Related Parties - Schedule of Transactions with Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Revenue from related parties	₺ 82,613	₺ 825,615	₺ 74,481
Related party expenses	127,596	60,089	144,909
Enerji Piyasalari Isletme A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	23,737
Related party expenses	80,689
Turk Hava Yollari A.S
Disclosure of transactions between related parties [line items]
Revenue from related parties	14,374
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	10,408
Related party expenses	14,023
Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Revenue from related parties	10,285
Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Revenue from related parties	6,234
Borsa Istanbul A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	3,458
Gunes Express Havacilik A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	2,867
Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	2,296
Sofra Kurumsal ve Odullendirme Hizmetleri A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	1,221
Related party expenses	25,477	8,874
Posta ve Telgraf Teskilati A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	870
Related party expenses	1,682
Kredi Kayit Burosu A.S.
Disclosure of transactions between related parties [line items]
Revenue from related parties	657
Sonera Holding
Disclosure of transactions between related parties [line items]
Revenue from related parties		772,436
Kyivstar GSM JSC
Disclosure of transactions between related parties [line items]
Revenue from related parties		27,050	52,946
Related party expenses		40,210	77,174
Telia Carrier Germany GmbH [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties		12,934	7,941
Related party expenses		7,503	6,047
Vimpelcom OJSC [member]
Disclosure of transactions between related parties [line items]
Revenue from related parties		6,191	5,418
Related party expenses		1,228	2,751
Boru Hatlari Ile Petrol Tasima A.S.
Disclosure of transactions between related parties [line items]
Related party expenses	3,654
Wind Telecomunicazioni SPA [member]
Disclosure of transactions between related parties [line items]
Related party expenses		274	4,812
Turkcell Vakfi [member]
Disclosure of transactions between related parties [line items]
Related party expenses			44,247
Other
Disclosure of transactions between related parties [line items]
Revenue from related parties	6,206	7,004	8,176
Related party expenses	₺ 2,071	₺ 2,000	₺ 9,878